JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 81.9%
Aerospace & Defense — 3.2%
General Dynamics Corp.	4,510	824,113
Northrop Grumman Corp.	1,356	508,215
United Technologies Corp.	5,602	764,785

		2,097,113

Banks — 0.6%
BB&T Corp.	7,996	426,747

Beverages — 2.8%
Coca-Cola Co. (The)	16,239	884,051
PepsiCo, Inc.	6,793	931,320

		1,815,371

Building Products — 0.4%
Allegion plc	2,517	260,887

Capital Markets — 2.1%
CME Group, Inc.	2,306	487,350
Intercontinental Exchange, Inc.	9,444	871,398

		1,358,748

Chemicals — 2.0%
Air Products & Chemicals, Inc.	1,220	270,669
Celanese Corp.	4,235	517,898
Linde plc (United Kingdom)	2,827	547,647

		1,336,214

Commercial Services & Supplies — 1.2%
Waste Management, Inc.	7,062	812,130

Consumer Finance — 0.8%
American Express Co.	4,278	506,002

Containers & Packaging — 0.2%
Silgan Holdings, Inc.	5,248	157,624

Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B *	3,410	709,348

Diversified Telecommunication Services — 1.2%
Verizon Communications, Inc.	13,439	811,178

Electric Utilities — 7.4%
American Electric Power Co., Inc.	9,967	933,808
Edison International	8,443	636,771
Entergy Corp.	6,139	720,473
Exelon Corp.	15,300	739,143
NextEra Energy, Inc.	3,848	896,546
Xcel Energy, Inc.	14,419	935,649

		4,862,390

Electrical Equipment — 1.3%
Eaton Corp. plc	9,996	831,167

Entertainment — 0.7%
Walt Disney Co. (The)	3,327	433,575

Equity Real Estate Investment Trusts (REITs) — 4.1%
Boston Properties, Inc.	4,067	527,327
Equity LifeStyle Properties, Inc.	1,414	188,911
Equity Residential	3,253	280,604
National Retail Properties, Inc.	9,280	523,392
Prologis, Inc.	4,700	400,534
Public Storage	2,149	527,085
VICI Properties, Inc.	12,122	274,563

		2,722,416

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.	1,487	428,420

Food Products — 2.5%
General Mills, Inc.	7,881	434,401
Hershey Co. (The)	2,111	327,184
Mondelez International, Inc., Class A	16,530	914,439

		1,676,024

Health Care Equipment & Supplies — 1.8%
Becton Dickinson and Co.	1,747	441,921
Medtronic plc	5,025	545,816
Zimmer Biomet Holdings, Inc.	1,342	184,216

		1,171,953

Health Care Providers & Services — 1.7%
Cigna Corp.	2,184	331,509
UnitedHealth Group, Inc.	3,743	813,429

		1,144,938

Hotels, Restaurants & Leisure — 2.9%
Darden Restaurants, Inc.	2,632	311,155
McDonald’s Corp.	3,834	823,198
Yum! Brands, Inc.	7,126	808,302

		1,942,655

Household Products — 1.9%
Kimberly-Clark Corp.	2,033	288,787
Procter & Gamble Co. (The)	7,523	935,711

		1,224,498

Industrial Conglomerates — 1.3%
Honeywell International, Inc.	5,010	847,692

Insurance — 7.5%
Allstate Corp. (The)	7,911	859,767
Arthur J Gallagher & Co.	6,015	538,764
Axis Capital Holdings Ltd.	10,711	714,638
Chubb Ltd.	5,395	870,969
Everest Re Group Ltd.	2,339	622,384
Hartford Financial Services Group, Inc. (The)	14,047	851,389
MetLife, Inc.	10,283	484,946

		4,942,857

Interactive Media & Services — 1.3%
Alphabet, Inc., Class A *	705	860,904

IT Services — 6.3%
Accenture plc, Class A	4,593	883,463
Automatic Data Processing, Inc.	5,089	821,466
Fiserv, Inc. *	7,959	824,473
International Business Machines Corp.	2,634	383,036
Leidos Holdings, Inc.	4,841	415,745
Mastercard, Inc., Class A	1,259	341,907
Visa, Inc., Class A	2,858	491,605

		4,161,695

Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	1,497	436,031

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares	Value ($)
Machinery — 1.6%
Cummins, Inc.	1,875	305,006
Ingersoll-Rand plc	5,833	718,684

		1,023,690

Media — 1.2%
Comcast Corp., Class A	17,868	805,489

Multi-Utilities — 2.6%
CMS Energy Corp.	13,691	875,540
Sempra Energy	5,771	851,857

		1,727,397

Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.	6,758	801,499
ONEOK, Inc.	9,204	678,243
TC Energy Corp. (Canada)	6,146	318,301

		1,798,043

Pharmaceuticals — 4.6%
Eli Lilly & Co.	7,384	825,753
Johnson & Johnson	6,021	778,997
Merck & Co., Inc.	9,620	809,812
Pfizer, Inc.	16,367	588,066

		3,002,628

Road & Rail — 1.9%
Norfolk Southern Corp.	4,103	737,145
Union Pacific Corp.	2,994	484,968

		1,222,113

Semiconductors & Semiconductor Equipment — 1.2%
Analog Devices, Inc.	7,134	797,082

Software — 1.9%
Microsoft Corp.	6,456	897,578
Oracle Corp.	5,993	329,795

		1,227,373

Specialty Retail — 4.8%
Advance Auto Parts, Inc.	2,531	418,627
AutoZone, Inc. *	703	762,488
Home Depot, Inc. (The)	2,450	568,449
Ross Stores, Inc.	4,924	540,901
TJX Cos., Inc. (The)	15,101	841,730

		3,132,195

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	1,898	178,260

Tobacco — 1.5%
Altria Group, Inc.	10,199	417,139
Philip Morris International, Inc.	7,330	556,567

		973,706

TOTAL COMMON STOCKS (Cost $48,940,273)		53,866,553

	Principal Amount ($)
EQUITY-LINKED NOTES — 15.4%
Barclays Bank plc, ELN, 56.10%, 10/4/2019, (linked to S&P 500 Index) (a)	836	2,337,225
BMO Capital Markets Corp., ELN, 42.48%, 10/18/2019, (linked to S&P 500 Index) (a)	906	2,706,421
Credit Suisse AG, ELN, 51.00%, 10/11/2019, (linked to S&P 500 Index) (a)	963	2,780,052
HSBC Bank USA, NA, ELN, 37.00%, 10/25/2019, (linked to S&P 500 Index) (a)	765	2,302,948

TOTAL EQUITY-LINKED NOTES (Cost $10,196,043)		10,126,646

	Shares
EXCHANGE-TRADED FUNDS — 0.8%
International Equity — 0.8%
iShares Edge MSCI Min Vol USA ETF (Cost $541,044)	8,431	540,427

SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (b) (c) (Cost $1,666,194)	1,665,694	1,666,194

Total Investments — 100.6% (Cost $61,343,554)		66,199,820
Liabilities in Excess of Other Assets — (0.6)%		(397,204)

Net Assets — 100.0%		65,802,616

Percentages indicated are based on net assets.

JPMorgan Equity Premium Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Abbreviations
ELN	Equity-Linked Note
ETF	Exchange-Traded Fund
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$56,073,174	$10,126,646	$—	$66,199,820

(a)

Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of equity-linked notes. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

	For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17% (a) (b)	$—	$15,335,505	$13,669,277	$(34)	$—	$1,666,194	1,665,694	$4,566	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.